Segment Disclosures (Schedule Of Segment Disclosures) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
REVENUE		$ 133,771,000		$ 179,049,000
COST OF SALES		(208,085,000)		(184,849,000)
EXPENSES
Exploration and evaluation		(168,966,000)		(210,490,000)
Other operating expenses		(159,883,000)		(72,098,000)
General and administrative		(154,486,000)		(100,805,000)
Depreciation		(2,797,000)		(2,430,000)
Accretion of asset retirement obligations		(4,997,000)		(694,000)
Write-down of current assets		(16,205,000)		(4,288,000)
TOTAL EXPENSES		(715,419,000)		(575,654,000)
OPERATING LOSS		(581,648,000)		(396,605,000)
OTHER INCOME (EXPENSES)
Interest income		19,453,000		22,077,000
Interest expense		(11,943,000)		(11,013,000)
Financing Costs		(164,384,000)
Foreign exchange (losses) gains		7,236,000		(16,831,000)
Change in fair value of derivative		194,664,000		(432,536,000)
Change in fair value of embedded derivatives		39,512,000		106,489,000
Gain on settlement of note receivable	103,000,000			102,995,000
Other (expense) income		(17,049,000)		1,970,000
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(514,159,000)		(623,454,000)
(Provision) recovery of income taxes		(34,340,000)		650,000
Share of income (loss) of significantly influenced investees		(32,944,000)		17,208,000
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(581,443,000)		(605,596,000)
LOSS FROM DISCONTINUED OPERATIONS				(9,105,000)
NET (LOSS) INCOME		(581,443,000)		(614,701,000)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS		146,888,000		44,329,000
NET (LOSS) INCOME ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		(434,555,000)		(570,372,000)
CAPITAL EXPENDITURES		2,574,148,000		2,628,086,000
TOTAL ASSETS		9,084,791,000		6,136,828,000
Other Exploration [Member]
EXPENSES
Exploration and evaluation		(15,302,000)		(16,073,000)
Depreciation		(145,000)		(534,000)
TOTAL EXPENSES		(15,447,000)		(16,607,000)
OPERATING LOSS		(15,447,000)		(16,607,000)
OTHER INCOME (EXPENSES)
Interest income		74,000		42,000
Foreign exchange (losses) gains		(241,000)		262,000
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(15,614,000)		(16,303,000)
(Provision) recovery of income taxes		(81,000)		452,000
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(15,695,000)		(15,851,000)
NET (LOSS) INCOME		(15,695,000)		(15,851,000)
NET (LOSS) INCOME ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		(15,695,000)		(15,851,000)
CAPITAL EXPENDITURES		225,000		551,000
TOTAL ASSETS		10,443,000		14,602,000
Corporate [Member]
EXPENSES
General and administrative		(154,486,000)		(100,805,000)
Depreciation		(45,000)		(135,000)
TOTAL EXPENSES		(154,531,000)		(100,940,000)
OPERATING LOSS		(154,531,000)		(100,940,000)
OTHER INCOME (EXPENSES)
Interest income		11,892,000		7,591,000
Interest expense		(1,114,000)		(1,541,000)
Financing Costs		(164,384,000)
Foreign exchange (losses) gains		14,900,000		(14,260,000)
Change in fair value of derivative		194,664,000		(432,536,000)
Gain on settlement of note receivable				102,995,000
Other (expense) income		2,219,000		13,674,000
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(96,354,000)		(425,017,000)
(Provision) recovery of income taxes		7,582,000		(6,222,000)
Share of income (loss) of significantly influenced investees		(33,134,000)		(23,071,000)
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(121,906,000)		(454,310,000)
LOSS FROM DISCONTINUED OPERATIONS				(9,105,000)
NET (LOSS) INCOME		(121,906,000)		(463,415,000)
NET (LOSS) INCOME ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		(121,906,000)		(463,415,000)
CAPITAL EXPENDITURES		22,000		51,000
TOTAL ASSETS		1,257,796,000		525,854,000
Oyu Tolgoi LLC [Member]
EXPENSES
Exploration and evaluation		(42,181,000)		(15,028,000)
Other operating expenses		(107,540,000)		(16,788,000)
Depreciation				(173,000)
Accretion of asset retirement obligations		(2,218,000)		(414,000)
TOTAL EXPENSES		(151,939,000)		(32,403,000)
OPERATING LOSS		(151,939,000)		(32,403,000)
OTHER INCOME (EXPENSES)
Interest income		3,432,000		5,566,000
Foreign exchange (losses) gains		(4,786,000)		(3,648,000)
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(153,293,000)		(30,485,000)
(Provision) recovery of income taxes		(52,521,000)		(536,000)
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(205,814,000)		(31,021,000)
NET (LOSS) INCOME		(205,814,000)		(31,021,000)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS		47,509,000		15,130,000
NET (LOSS) INCOME ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		(158,305,000)		(15,891,000)
CAPITAL EXPENDITURES		2,389,555,000		2,383,446,000
TOTAL ASSETS		6,852,304,000		4,384,365,000
Ivanhoe Australia Limited [Member]
Segment Reporting Information [Line Items]
REVENUE		80,655,000	[1]
COST OF SALES		(72,750,000)	[1]
EXPENSES
Exploration and evaluation		(102,885,000)	[1]	(148,044,000)
Other operating expenses		(21,858,000)	[1]	(18,413,000)
Depreciation		(2,392,000)	[1]	(1,266,000)
Accretion of asset retirement obligations		(2,262,000)	[1],[2]
TOTAL EXPENSES		(202,147,000)	[1]	(167,723,000)
OPERATING LOSS		(121,492,000)	[1]	(167,723,000)
OTHER INCOME (EXPENSES)
Interest income		3,649,000	[1]	7,635,000
Foreign exchange (losses) gains		92,000	[1]	25,000
Other (expense) income		4,363,000	[1]	(8,622,000)
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(113,388,000)	[1]	(168,685,000)
(Provision) recovery of income taxes		(520,000)	[1]	(239,000)
Share of income (loss) of significantly influenced investees		289,000	[1]	40,279,000
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(113,619,000)	[1]	(128,645,000)
NET (LOSS) INCOME		(113,619,000)	[1]	(128,645,000)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS		46,916,000	[1]	45,610,000
NET (LOSS) INCOME ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		(66,703,000)	[1]	(83,035,000)
CAPITAL EXPENDITURES		93,688,000	[1]	25,930,000
TOTAL ASSETS		284,550,000	[1]	324,093,000
Number of major customers in Australia		5
SouthGobi Resources Ltd. [Member]
Segment Reporting Information [Line Items]
REVENUE		53,116,000	[3]	179,049,000	[4]
COST OF SALES		(135,335,000)	[3]	(184,849,000)	[4]
EXPENSES
Exploration and evaluation		(8,598,000)	[3]	(31,345,000)	[4]
Other operating expenses		(30,485,000)	[3]	(36,897,000)	[4]
Depreciation		(215,000)	[3]	(322,000)	[4]
Accretion of asset retirement obligations		(517,000)	[3]	(280,000)	[4]
Write-down of current assets		(16,205,000)	[3]	(4,288,000)	[4]
TOTAL EXPENSES		(191,355,000)	[3]	(257,981,000)	[4]
OPERATING LOSS		(138,239,000)	[3]	(78,932,000)	[4]
OTHER INCOME (EXPENSES)
Interest income		406,000	[3]	1,243,000	[4]
Interest expense		(10,829,000)	[3]	(9,472,000)	[4]
Foreign exchange (losses) gains		(2,729,000)	[3]	790,000	[4]
Change in fair value of embedded derivatives		39,512,000	[3]	106,489,000	[4]
Other (expense) income		(23,631,000)	[3]	(3,082,000)	[4]
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(135,510,000)	[3]	17,036,000	[4]
(Provision) recovery of income taxes		11,200,000	[3]	7,195,000	[4]
Share of income (loss) of significantly influenced investees		(99,000)	[3]
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(124,409,000)	[3]	24,231,000	[4]
NET (LOSS) INCOME		(124,409,000)	[3]	24,231,000	[4]
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS		52,463,000	[3]	(16,411,000)	[4]
NET (LOSS) INCOME ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		(71,946,000)	[3]	7,820,000	[4]
CAPITAL EXPENDITURES		90,658,000	[3]	218,108,000	[4]
TOTAL ASSETS		679,698,000	[3]	887,914,000	[4]
SouthGobi Resources Ltd. [Member] | Mongolia [Member] | Customer One [Member]
OTHER INCOME (EXPENSES)
Revenue from major customers		21,300,000		82,400,000
SouthGobi Resources Ltd. [Member] | Mongolia [Member] | Customer Two [Member]
OTHER INCOME (EXPENSES)
Revenue from major customers		16,000,000		39,400,000
SouthGobi Resources Ltd. [Member] | Mongolia [Member] | Customer Three [Member]
OTHER INCOME (EXPENSES)
Revenue from major customers				$ 35,800,000

[1]	During the year ended December 31, 2012, all of Ivanhoe Australia's revenue arose from sales in Australia to five customers.
[2]	As at December 31, 2012, other assets included $24.1 million (December 31, 2011 - $23.8 million) held in restricted deposits that are legally restricted for the purpose of settling Ivanhoe Australia's asset retirement obligations.
[3]	During the year ended December 31, 2012, all of SouthGobi's revenue arose from coal sales in Mongolia. Revenue from the two largest customers was $21.3 million and $16.0 million, respectively.
[4]	During the year ended December 31, 2011, all of SouthGobi's revenue arose from coal sales in Mongolia. Revenue from the three largest customers was $82.4 million, $39.4 million and $35.8 million, respectively.